Cash, Bank Balances and Short Term Investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash					$ 1
Banks	$ 139,931	$ 13,254			183
Money market funds	107,041
Mutual funds	7,756	52,793			2,122
Government bonds	5,300	11,457			34,391
Treasury notes		3,404
Time deposits					138
Total	260,028	80,908	$ 700		36,835
Cash, banks and short term investments	260,028	80,908	700		36,835
Government Bonds and treasury notes	(5,300)	(14,861)			(34,391)
Restricted cash and cash equivalets	20,498		$ 653,780
Cash and cash equivalents	$ 234,230	$ 66,047		$ 17,039	$ 2,444	$ 7,649